Mar. 01, 2025
LeaderShares(R) Equity Skew ETF
FUND SUMMARY – LEADERSHARES® EQUITY SKEW ETF
Investment Objective:
The LeaderShares® Equity Skew ETF (the “Equity Skew ETF” or the “Fund”) seeks to generate long-term capital growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) Equity Skew ETF LeaderShares(R) Equity Skew ETF
Management Fee	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.09%	[2]
Total Annual Fund Operating Expenses	0.84%
[1]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses such as litigation to which a Fund may be a party and indemnification of the Trustees and officers with respect thereto) in return for a “unitary fee.”
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) Equity Skew ETF | LeaderShares(R) Equity Skew ETF | USD ($)	86	268	466	1,037

Portfolio Turnover

: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024 the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investment Strategies

: The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities. The Fund defines equity securities to include investments in other investment companies, such as ETFs, that invest primarily in equity securities. The Fund employs a contrarian strategy seeking to buy underperforming asset classes and/or factors and sell outperforming asset classes and/or factors based on quantitative research. The primary equity style exposure and factors are large cap growth, large cap value, small cap growth, small cap value, and emerging market equities. The weightings to these equity style exposures represented by equity securities, are determined using proprietary quantitative methodologies that include statistical skew. Skew or skewness measures the asymmetry of a return distribution between different constituents in a group. Measuring the skewness allows the Adviser to take five groups of stocks (Large Cap Growth, Large Cap Value, Small Cap Growth, Small Cap Value and Emerging Markets) and determine the relative weightings of each of these five groups based on how recent returns of such group fits into its historical distribution of returns. This measure of skewness generally leads to security groups that have recently outperformed to have reduced exposure and security groups that have recently underperformed to have increased exposure at each re-balance. The Fund will invest in equity securities with a market capitalization of at least $1 billion.

The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index. The Fund may engage in active and frequent trading.

Principal Investment Risks:
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.leadersharesetfs.com or by calling 1-480-757-4277.

Performance Bar Chart For Calendar Years Ended December 31st:

Highest Quarter:	03/31/2021	10.71%
Lowest Quarter:	06/30/2022	-14.39%

Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Average Annual Returns - LeaderShares(R) Equity Skew ETF	Label	One Year		Since Inception	[1]	Inception Date
LeaderShares(R) Equity Skew ETF	Return before taxes	9.14%		10.48%		May 11, 2020
LeaderShares(R) Equity Skew ETF | Return after taxes on Distributions	Return after taxes on Distributions	8.76%		9.78%		May 11, 2020
LeaderShares(R) Equity Skew ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	5.61%		8.04%		May 11, 2020
S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	25.02%	[2]	18.02%	[2]	May 11, 2020	[2]
[1]	Inception date is May 11, 2020
[2]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.